SHARE OPTION PLAN (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 employees $ / shares shares	Dec. 31, 2015 USD ($) employees $ / shares shares	Dec. 31, 2014 USD ($) employees $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share options [Roll Forward]
Options exercised (in shares)		(64,000.000)	(144,000)
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period | $		$ 300,000	$ 2,900,000	$ 900,000
Number of officers who exercised options | employees		2	1
Number of employees exercising options | employees		3	2
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	3 years
Options, term (in years)	5 years
Share options [Roll Forward]
Granted (in shares)	279,000
Other disclosures [Abstract]
Number of officers who exercised options | employees	2
Number of employees exercising options | employees	3
Granted (in shares)	279,000
Number of directors granted options | employees	6
Number of officers granted options | employees	2
Number of employees granted options | employees	5
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 14.38
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)		5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	125,000	189,000	423,000	498,000
Granted (in shares)		0	0	0
Options exercised (in shares)		(64,000)	(224,000)	(75,000)
Forfeited (in shares)		0	(10,000)	0
Options outstanding at end of year (in shares)		125,000	189,000	423,000
Exercisable at end of year (in shares)		125,000	189,000	374,333
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share) | $ / shares	$ 12.56	$ 13.17	$ 9.99	$ 10.27
Granted (in dollars per share) | $ / shares		0.00	0.00	0.00
Exercised (in dollars per share) | $ / shares		10.55	5.41	5.29
Forfeited (in dollars per share) | $ / shares		0.00	5.56	0.00
Options outstanding at end of year (in dollars per share) | $ / shares		12.56	13.17	9.99
Exercisable at end of year (in dollars per share) | $ / shares		$ 12.56	$ 13.17	$ 9.22
Other disclosures [Abstract]
Intrinsic value of options fully vested but not exercised | $		$ 500,000
Options fully vested but not exercised, average remaining term (in years)		2 months 21 days
Unrecognized compensation costs related to non-vested options granted | $		$ 0	$ 0
Granted (in shares)		0	0	0
Stock Options [Member] | Subsequent Event [Member]
Weighted average exercise price [Abstract]
Exercised (in dollars per share) | $ / shares	$ 12.11
New Options Granted During The Year [Member]
Weighted average assumptions used to calculate fair value of options [Abstract]
Expected life of options (in years)		0 years	0 years	0 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		3 years